UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Alice A. Pellegrino

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (610) 386-1844

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.2%
	Capital Goods - 4.3%
1,071,392	AerCap Holdings N.V.*	$39,116,522
877,004	Fastenal Co.	37,491,921
806,123	Fortune Brands Home & Security, Inc.	51,003,402
557,825	Middleby Corp.*	67,150,974

		194,762,819

	Commercial & Professional Services - 1.1%
63,425	Klarna Holding AB(1)(2)(3)	6,423,232
1,249,947	TransUnion*	40,898,266

		47,321,498

	Consumer Durables & Apparel - 3.7%
534,126	Harman International Industries, Inc.	44,140,173
251,670	Pandora A/S	32,780,293
17,188,860	Samsonite International S.A.	48,950,078
610,555	Under Armour, Inc. Class A*	24,092,500
520,333	Under Armour, Inc. Class C*	18,575,888

		168,538,932

	Consumer Services - 3.2%
100,285	Chipotle Mexican Grill, Inc.*	42,519,837
266,447	Panera Bread Co. Class A*	58,437,156
774,725	Starbucks Corp.	44,972,786

		145,929,779

	Diversified Financials - 3.0%
1,928,514	Double Eagle Acquisition Corp.*	19,574,417
207,893	Intercontinental Exchange, Inc.	54,925,331
498,227	S&P Global, Inc.	60,883,339

		135,383,087

	Energy - 4.3%
251,100	Concho Resources, Inc.*	31,186,620
323,793	Diamondback Energy, Inc.*	28,425,787
676,575	Energen Corp.	32,056,124
973,668	Newfield Exploration Co.*	42,159,824
238,175	Pioneer Natural Resources Co.	38,720,110
144,400	Seven Generations Energy Ltd.*	3,018,172
829,400	Seven Generations Energy Ltd. Class A*	17,405,553

		192,972,190

	Food & Staples Retailing - 2.0%
538,629	Costco Wholesale Corp.	90,069,541

	Food, Beverage & Tobacco - 2.2%
460,999	Monster Beverage Corp.*	74,050,269
2,541,627	Nomad Foods Ltd.*	22,493,399

		96,543,668

	Health Care Equipment & Services - 11.4%
713,499	Align Technology, Inc.*	63,608,436
462,015	athenahealth, Inc.*	59,040,897
532,537	Danaher Corp.	43,369,813
915,096	DexCom, Inc.*	84,399,304
768,344	HCA Holdings, Inc.*	59,262,373
1,215,713	Hologic, Inc.*	46,792,793
409,848	McKesson Corp.	79,740,027
557,568	UnitedHealth Group, Inc.	79,843,738

		516,057,381

	Insurance - 0.9%
750,797	American International Group, Inc.	40,873,389

	Materials - 0.9%
4,508,783	Platform Specialty Products Corp.*	41,480,804

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 11.8%
260,661	Allergan plc*	$65,934,200
730,292	AstraZeneca plc	48,891,717
2,046,899	Bristol-Myers Squibb Co.	153,128,514
559,644	Eisai Co., Ltd.	32,723,200
205,883	Incyte Corp.*	18,572,705
716,741	Merck & Co., Inc.	42,044,027
1,061,611	Mylan N.V.*	49,672,779
1,262,800	Ono Pharmaceutical Co., Ltd.	45,420,211
181,517	Regeneron Pharmaceuticals, Inc.*	77,166,507

		533,553,860

	Real Estate - 2.9%
626,803	American Tower Corp. REIT	72,564,983
142,997	Equinix, Inc. REIT	53,319,292
81,341	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	4,082,688

		129,966,963

	Retailing - 10.6%
257,633	Amazon.com, Inc.*	195,494,497
530,605	Expedia, Inc.	61,895,073
116,585	Honest Co.*(1)(2)(3)	4,503,678
123,196	JAND, Inc. Class A*(1)(2)(3)	1,315,733
935,495	Netflix, Inc.*	85,363,919
76,053	Priceline Group, Inc.*	102,733,153
418,006	Tory Burch LLC*(1)(2)(3)	24,256,879

		475,562,932

	Software & Services - 27.9%
911,243	Alibaba Group Holding Ltd. ADR*	75,159,323
94,635	Alphabet, Inc. Class A*	74,888,461
201,109	Alphabet, Inc. Class C*	154,610,588
314,518	CoStar Group, Inc.*	65,388,292
1,263,109	Facebook, Inc. Class A*	156,549,729
754,018	Global Payments, Inc.	56,294,984
1,420,161	GoDaddy, Inc. Class A*	42,491,217
1,821,993	Mobileye N.V.*	87,291,685
540,588	Salesforce.com, Inc.*	44,220,098
769,062	ServiceNow, Inc.*	57,618,125
724,795	Splunk, Inc.*	45,328,679
2,258,217	SS&C Technologies Holdings, Inc.	72,759,752
2,537,100	Tencent Holdings Ltd.	61,278,893
1,406,576	Visa, Inc. Class A	109,783,257
1,270,133	Workday, Inc. Class A*	105,852,884
59,207	Zillow Group, Inc. Class A*	2,333,348
1,171,091	Zillow Group, Inc. Class C*	45,965,322

		1,257,814,637

	Technology Hardware & Equipment - 0.7%
465,397	Arista Networks, Inc.*	33,168,844

	Transportation - 1.3%
368,926	FedEx Corp.	59,729,119

	Total Common Stocks (cost $3,637,684,259)	4,159,729,443

Corporate Bonds - 0.1%
	Internet - 0.1%
	DraftKings, Inc.
$ 2,665,674	5.00%, 12/23/2016(1)(2)(3)	2,665,674

	Total Corporate Bonds (cost $2,665,674)	2,665,674

Preferred Stocks - 7.6%
	Capital Goods - 0.5%
4,106,956	Lithium Technology Corp.*(1)(2)(3)	22,218,632

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(1)(2)(3)	960,785

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Consumer Services - 0.1%
2,428,921	DraftKings, Inc.*(1)(2)(3)	$4,663,528

	Materials - 0.2%
470,535	Rubicon Minerals Corp.(1)(2)(3)	8,050,384

	Real Estate - 1.0%
2,437,006	Redfin Corp. Series G*(1)(2)(3)	9,699,284
404,267	WeWork Companies, Inc. Class D-1*(1)(2)(3)	20,291,070
317,638	WeWork Companies, Inc. Class D-2*(1)(2)(3)	15,942,966

		45,933,320

	Retailing - 0.5%
443,446	Forward Ventures, Inc.*(1)(2)(3)	19,431,804
275,096	JAND, Inc. Series D*(1)(2)(3)	2,938,025

		22,369,829

	Software & Services - 5.1%
1,526,069	Birst, Inc. Series F*(1)(2)(3)	8,301,815
387,642	Cloudera, Inc.*(1)(2)(3)	7,058,961
5,668,755	Essence Group Holdings Corp.*(1)(2)(3)	12,924,761
879,475	ForeScout Technologies, Inc.*(1)(2)(3)	10,870,311
169,309	General Assembly Space, Inc.*(1)(2)(3)	7,469,712
743,470	Lookout, Inc. Series F*(1)(2)(3)	5,858,544
1,078,374	MarkLogic Corp. Series F*(1)(2)(3)	11,344,495
610,175	Nutanix, Inc.*(1)(2)(3)	8,267,871
1,410,890	Pinterest, Inc. Series G*(1)(2)(3)	9,100,241
1,757,989	Trade Desk, Inc. Series C*(1)(2)(3)	11,637,887
2,311,920	Uber Technologies, Inc.*(1)(2)(3)	112,757,489
566,228	Veracode, Inc.*(1)(2)(3)	13,362,981
3,194,823	Zuora, Inc. Series F*(1)(2)(3)	14,216,962

		233,172,030

	Telecommunication Services - 0.2%
19,187	DocuSign, Inc. Series B*(1)(2)(3)	358,989
5,747	DocuSign, Inc. Series B-1*(1)(2)(3)	107,526
13,788	DocuSign, Inc. Series D*(1)(2)(3)	257,974
356,583	DocuSign, Inc. Series E*(1)(2)(3)	6,671,668
74,347	DocuSign, Inc. Series F*(1)(2)(3)	1,391,032

		8,787,189

	Total Preferred Stocks (cost $240,868,743)	346,155,697

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
272,032	Honest Co. Series C *(1)(2)(3)	10,508,596

	Total Convertible Preferred Stocks (cost $7,360,451)	10,508,596

	Total Long-Term Investments (cost $3,888,579,127)	4,519,059,410

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
16,290,517	Federated Prime Obligations Fund	16,290,517

	Total Short-Term Investments (cost $16,290,517)	16,290,517

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Total Investments (cost $3,904,869,644)^	100.5%	$4,535,349,927
Other Assets and Liabilities	(0.5)%	(22,618,258)

Total Net Assets	100.0%	$4,512,731,669

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$725,571,299
Unrealized Depreciation	(95,091,016)

Net Unrealized Appreciation	$630,480,283

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $399,912,177, which represents 8.9% of total net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $399,912,177, which represents 8.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2015	1,526,069	Birst, Inc. Series F Preferred	$8,913,616
02/2014	387,642	Cloudera, Inc. Preferred	5,644,068
02/2014	19,187	DocuSign, Inc. Series B Preferred	251,971
02/2014	5,747	DocuSign, Inc. Series B-1 Preferred	75,472
02/2014	13,788	DocuSign, Inc. Series D Preferred	181,069
02/2014	356,583	DocuSign, Inc. Series E Preferred	4,682,791
04/2015	74,347	DocuSign, Inc. Series F Preferred	1,419,515
12/2015	2,665,674	DraftKings, Inc.	2,665,674
02/2014	2,428,921	DraftKings, Inc. Preferred	4,375,172
05/2014	5,668,755	Essence Group Holdings Corp. Preferred	8,964,002
11/2015	879,475	ForeScout Technologies, Inc. Preferred	10,436,730
11/2014	443,446	Forward Ventures, Inc. Preferred	13,805,011
07/2015	169,309	General Assembly Space, Inc. Preferred	8,299,680
08/2014	116,585	Honest Co.	3,154,475
08/2014	272,032	Honest Co. Series C Convertible Preferred	7,360,451
04/2015	123,196	JAND, Inc. Class A	1,414,943
04/2015	275,096	JAND, Inc. Series D Preferred	3,159,560
08/2015	63,425	Klarna Holding AB	6,956,489
08/2015	4,106,956	Lithium Technology Corp. Preferred	20,017,303
03/2016	743,470	Lookout, Inc. Series F Preferred	8,492,732
04/2015	1,078,374	MarkLogic Corp. Series F Preferred	12,524,451
08/2014	610,175	Nutanix, Inc. Preferred	8,174,209
01/2014	923,832	One Kings Lane, Inc. Preferred	14,242,718
03/2015	1,410,890	Pinterest, Inc. Series G Preferred	10,128,909

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

12/2014	2,437,006	Redfin Corp. Series G Preferred	8,036,515
09/2015	470,535	Rubicon Minerals Corp. Preferred	9,392,114
11/2013	418,006	Tory Burch LLC	32,761,838
02/2016	1,757,989	Trade Desk, Inc. Series C Preferred	9,171,648
06/2014	2,311,920	Uber Technologies, Inc. Preferred	35,864,931
08/2014	566,228	Veracode, Inc. Preferred	10,455,910
12/2014	81,341	WeWork Companies, Inc. Class A, REIT	1,354,422
12/2014	404,267	WeWork Companies, Inc. Class D-1 Preferred	6,731,514
12/2014	317,638	WeWork Companies, Inc. Class D-2 Preferred	5,289,041
01/2015	3,194,823	Zuora, Inc. Series F Preferred	12,138,091

			$296,537,035

At July 31, 2016, the aggregate value of these securities was $399,912,177, which represents 8.9% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Capital Goods	$194,762,819	$194,762,819	$—	$—
Commercial & Professional Services	47,321,498	40,898,266	—	6,423,232
Consumer Durables & Apparel	168,538,932	86,808,561	81,730,371	—
Consumer Services	145,929,779	145,929,779	—	—
Diversified Financials	135,383,087	135,383,087	—	—
Energy	192,972,190	192,972,190	—	—
Food & Staples Retailing	90,069,541	90,069,541	—	—
Food, Beverage & Tobacco	96,543,668	96,543,668	—	—
Health Care Equipment & Services	516,057,381	516,057,381	—	—
Insurance	40,873,389	40,873,389	—	—
Materials	41,480,804	41,480,804	—	—
Pharmaceuticals, Biotechnology & Life Sciences	533,553,860	406,518,732	127,035,128	—
Real Estate	129,966,963	125,884,275	—	4,082,688
Retailing	475,562,932	445,486,642	—	30,076,290
Software & Services	1,257,814,637	1,196,535,744	61,278,893	—
Technology Hardware & Equipment	33,168,844	33,168,844	—	—
Transportation	59,729,119	59,729,119	—	—
Corporate Bonds	2,665,674	—	—	2,665,674
Preferred Stocks	346,155,697	—	—	346,155,697
Convertible Preferred Stocks	10,508,596	—	—	10,508,596
Short-Term Investments	16,290,517	16,290,517	—	—

Total	$4,535,349,927	$3,865,393,358	$270,044,392	$399,912,177

(1) For the period ended July 31, 2016, investments valued at $105,710,062 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Convertible Preferred Stocks	Preferred Stocks	Corporate Bonds	Total
Beginning balance	$ 37,713,485	$ 11,202,142	$313,107,396	$ -	$362,023,023
Purchases	-	-	19,608,380	2,665,674	22,274,054
Sales	-	-	(10,298,766)	-
					(10,298,766)
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	-	-	-	-	-
Net change in unrealized appreciation/depreciation	2,868,725	(693,546)	23,738,687	-	25,913,866
Transfers into Level 3(1)	-	-	-	-	-
Transfers out of Level 3(1)	-	-	-	-	-
Ending balance	$ 40,582,210	$ 10,508,596	$346,155,697	$ 2,665,674	$399,912,177

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $26,153,800.

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

(1)    Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)    Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

b)    Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Municipal Real Return Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 98.7%
	Alabama - 0.9%
	County of Jefferson, AL, Sewer Rev
$ 1,500,000	5.00%, 10/01/2018	$1,598,295

	Alaska - 1.3%
	Alaska Municipal Bond Bank Auth Rev
375,000	5.75%, 09/01/2033	414,390
	Anchorage, AK, GO
610,000	5.25%, 08/01/2028	666,919
	CIVICVentures, AK
1,000,000	5.00%, 09/01/2026	1,226,480

		2,307,789

	Arizona - 0.9%
	Arizona State Health Fac Auth Hospital System Rev
1,000,000	5.00%, 02/01/2020	1,132,230
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265,000	6.20%, 07/15/2032	271,347
	Sundance, AZ, Community Fac Dist
201,000	7.13%, 07/01/2027(1)	201,138

		1,604,715

	California - 13.3%
	California State Communities DA Rev
570,000	1.21%, 04/01/2036(2)	490,548
1,000,000	5.00%, 10/01/2022	1,089,380
250,000	5.50%, 07/01/2037(3)	3
	California State Dept Water Resources Supply Rev
500,000	5.00%, 05/01/2022	537,480
	California State Health Facilities
1,000,000	6.00%, 07/01/2029	1,150,260
	California State Public Works Board, State University Trustees
170,000	6.13%, 04/01/2029	195,050
	Corona-Norco California University
1,530,000	4.00%, 09/01/2019	1,663,906
	El Dorado, CA, Irrigation Dist
300,000	5.38%, 08/01/2024	342,159
	Elk Grove Finance Auth
315,000	5.00%, 09/01/2031	382,590
	Foothill-Eastern Transportation Corridor Agency
435,000	5.00%, 01/15/2053(2)	450,229
	Golden State Tobacco Securitization Corp.
425,000	5.00%, 06/01/2017	440,449
	Hemet, CA, Unif School Dist FA Special Tax
1,000,000	5.00%, 09/01/2031	1,166,710
	Huntington Park, CA, Public FA Rev
400,000	5.25%, 09/01/2019	401,380
	Los Angeles, CA, Regional Airports Improvement Corp.
1,100,000	5.00%, 01/01/2020	1,231,054
	Oakland, CA, Airport Rev
1,000,000	5.00%, 05/01/2026	1,162,180
	San Bernardino, CA, Community College Dist GO
500,000	6.38%, 08/01/2026	557,800
	San Buenaventura, CA, Rev
500,000	5.25%, 12/01/2017	522,520
	San Diego, CA, Redev Agency, Centre City Sub Pkg
60,000	5.25%, 09/01/2026	60,200
	San Francisco City & County, CA, Redev FA
1,120,000	6.50%, 08/01/2032	1,297,318
	San Joaquin Hills, CA, Transporation Auth
290,000	5.00%, 01/15/2029	347,846
	San Jose, CA, Redev Agency
1,000,000	6.50%, 08/01/2019	1,112,770
	Santa Cruz County, CA, Redev Agency
665,000	6.63%, 09/01/2029	786,103

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Santa Margarita, CA, Water Dist Special Tax
$ 500,000	5.00%, 09/01/2024	$594,170
500,000	5.00%, 09/01/2025	590,210
970,000	5.00%, 09/01/2028	1,137,839
	Southern California State Public Power Auth
500,000	5.00%, 07/01/2023	549,795
	Temecula, CA, Redev Agency Tax Allocation Rev
225,000	5.63%, 12/15/2038	228,908
	Tuolumne, CA, Wind Proj Auth Rev
1,000,000	5.88%, 01/01/2029	1,117,370
	Twin Rivers, CA, Unif School Dist Certificates of Participation
700,000	3.20%, 06/01/2035(2)	701,414
	Ventura County, CA, Certificates of Participation
1,250,000	5.63%, 08/15/2027	1,437,300
	Washington Township, CA, Health Care Dist Rev
1,000,000	6.00%, 07/01/2029	1,111,050

		22,855,991

	Colorado - 0.4%
	University of Colorado Enterprise Rev
600,000	5.75%, 06/01/2028	685,416

	Connecticut - 2.9%
	City of Bridgeport, CT, GO
1,500,000	5.00%, 08/15/2025	1,846,515
	City of Hartford, CT, GO
950,000	5.00%, 07/01/2027	1,159,009
	City of New Haven, CT, GO
1,000,000	5.00%, 11/01/2017	1,050,610
	State of Connecticut, GO
750,000	5.00%, 05/15/2025	940,695

		4,996,829

	District of Columbia - 2.6%
	District of Columbia University Rev
3,000,000	5.25%, 04/01/2034(2)	3,261,090
	Metropolitan Washington, DC, Airport Auth System Rev
1,035,000	5.00%, 10/01/2022	1,246,047

		4,507,137

	Florida - 6.4%
	Broward County, FL, Airport System Rev
145,000	5.00%, 10/01/2019	162,616
120,000	5.00%, 10/01/2020	138,137
285,000	5.00%, 10/01/2021	334,510
	Collier County, FL, Industrial Development Auth
500,000	6.50%, 05/15/2020(1)	502,125
500,000	7.00%, 05/15/2024(1)	579,695
	Greater Orlando, FL, Aviation Auth
1,500,000	5.00%, 10/01/2021	1,775,325
1,000,000	5.00%, 10/01/2024	1,174,270
	Jacksonville, FL, Econ Development Commission
2,000,000	6.25%, 09/01/2027(1)	2,083,140
	Miami Beach, FL, Health Fac Auth
190,000	5.00%, 11/15/2020	218,849
	Miami-Dade County Expressway Auth
625,000	5.00%, 07/01/2024	783,894
	Miami-Dade County, FL, Aviation Rev
530,000	5.00%, 10/01/2027	642,938
	Miami-Dade County, FL, School Board
1,000,000	5.00%, 08/01/2027	1,261,240
	Palm Beach County Health
1,000,000	6.80%, 06/01/2025	1,189,470
	River Bend Community Development Dist, Capital Improvement Rev
360,000	7.13%, 11/01/2015(3)	46,440

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Village, FL, Community Development Dist No. 11
$ 190,000	3.25%, 05/01/2019	$191,360

		11,084,009

	Georgia - 1.3%
	Atlanta, GA, Airport Passenger Fac Charge Rev
2,000,000	5.00%, 01/01/2023	2,273,380

	Hawaii - 1.0%
	Hawaii State Dept of Transportation
1,000,000	5.00%, 08/01/2022	1,186,690
	Hawaii State Harbor System Rev
500,000	5.38%, 01/01/2020	501,725

		1,688,415

	Illinois - 20.0%
	Chicago Midway International Airport
1,000,000	5.00%, 01/01/2036	1,199,190
	Chicago Transit Auth
100,000	5.25%, 06/01/2022	106,715
	Chicago, IL, Board of Education
825,000	6.00%, 01/01/2020	874,434
	Chicago, IL, O’Hare International Airport Rev
825,000	5.00%, 01/01/2023	969,367
1,500,000	5.00%, 01/01/2026	1,774,440
	Chicago, IL, Park Dist, GO
2,670,000	5.00%, 01/01/2025	3,152,602
	City of Chicago, IL, GO
785,000	4.00%, 01/01/2018	794,773
300,000	5.00%, 12/01/2023	311,436
1,000,000	5.50%, 01/01/2030	1,047,220
	City of Chicago, IL, Wastewater Transmission Rev
285,000	5.00%, 01/01/2028	335,898
715,000	5.00%, 01/01/2029	839,160
	City of Chicago, IL, Waterworks Rev
260,000	5.00%, 11/01/2017	262,574
1,205,000	5.00%, 11/01/2029	1,379,617
	Cook County Community High School Dist. No 212 Leyden
310,000	5.00%, 12/01/2027	371,020
	Cook County, IL, GO
885,000	5.00%, 11/15/2027	1,085,399
	Huntley, IL, Special Service No. 9
1,500,000	5.10%, 03/01/2028	1,535,955
	Illinois State FA Rev
1,000,000	5.00%, 10/01/2023	1,223,100
1,000,000	5.00%, 02/15/2027(4)	1,188,880
335,000	5.00%, 11/15/2028	408,332
1,000,000	5.00%, 11/15/2031	1,207,400
1,000,000	5.00%, 11/15/2033	1,196,890
625,000	5.00%, 11/15/2034	744,013
310,000	5.00%, 02/15/2041(4)	351,140
	Illinois State GO
1,000,000	5.00%, 01/01/2022	1,078,850
2,000,000	5.25%, 01/01/2021	2,229,200
	Illinois State Toll Highway Auth
1,000,000	5.00%, 01/01/2027	1,195,600
1,000,000	5.00%, 01/01/2031	1,252,150
	Kane Cook & DuPage Counties GO
1,400,000	5.00%, 01/01/2031	1,641,612
	Kane McHenry Cook & DeKalb Counties, IL, USD
625,000	5.00%, 01/01/2027	756,031
	Met Pier & Exposition Auth, IL, Rev
1,000,000	5.00%, 12/15/2035	1,146,390
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.50%, 06/01/2023	1,177,420
	Springfield, IL, Water Rev
500,000	5.25%, 03/01/2026	534,975

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	State of Illinois
$ 1,000,000	5.00%, 02/01/2026	$1,116,280

		34,488,063

	Indiana - 0.7%
	University of Southern Indiana
820,000	5.00%, 10/01/2022	927,830
250,000	5.00%, 10/01/2023	282,625

		1,210,455

	Kentucky - 0.9%
	Kentucky Public Transportation Inf Auth
230,000	5.00%, 07/01/2017	238,278
	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives
1,085,000	5.00%, 12/01/2023	1,270,350

		1,508,628

	Louisiana - 2.0%
	Louisana State, Tobacco Settlement Financing Corp.
1,500,000	5.00%, 05/15/2026	1,548,720
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
1,155,000	6.00%, 11/15/2030	1,274,127
	New Orleans, LA, Aviation Board
500,000	5.00%, 01/01/2034	588,470

		3,411,317

	Maryland - 0.6%
	Westminster Maryland Rev
1,000,000	3.88%, 07/01/2019	1,024,200

	Michigan - 1.8%
	Michigan Finance Auth
600,000	5.00%, 07/01/2018	643,416
335,000	5.00%, 07/01/2027	405,394
335,000	5.00%, 07/01/2028	403,008
350,000	5.00%, 07/01/2029	414,652
	Michigan State Building Auth
265,000	5.00%, 04/15/2027(4)	339,603
	State of Michigan
370,000	5.00%, 03/15/2027(4)	475,468
	Wayne County, MI, Airport Auth Rev
275,000	5.00%, 12/01/2030	337,266

		3,018,807

	Minnesota - 0.2%
	Duluth, MN, Independent School District No. 709
240,000	4.00%, 02/01/2027(4)	278,698

	Missouri - 0.1%
	Stone Canyon, MO, Community Improvement Dist Rev
1,000,000	5.75%, 04/01/2027(3)	250,000

	Nevada - 0.2%
	Las Vegas, NV, Special Improvement Dist
400,000	5.00%, 06/01/2028	432,780

	New Jersey - 1.0%
	New Jersey State Econ DA
625,000	4.88%, 09/15/2019	664,488
1,000,000	5.00%, 09/01/2021	1,110,690

		1,775,178

	New York - 9.4%
	City of New York, NY
1,000,000	6.25%, 10/15/2028	1,122,809
	Liberty, NY, Corp. Development Goldman Sachs Headquarters
1,140,000	5.25%, 10/01/2035	1,545,829
	Metropolitan Transportation Auth, NY, Rev
1,000,000	5.25%, 11/15/2023	1,182,830

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	New York City Housing Development Corp.
$ 395,000	4.50%, 02/15/2048	$436,661
	New York Mortgage Agency Rev
470,000	3.50%, 10/01/2034	496,893
	New York State Dormitory Auth Rev
970,000	5.00%, 03/15/2028	1,037,415
1,500,000	5.00%, 03/15/2030	1,901,895
2,000,000	5.00%, 03/15/2031	2,507,180
2,000,000	5.38%, 03/01/2029	2,225,360
	New York State Liberty Development Corp. Rev
765,000	5.15%, 11/15/2034(1)	889,680
	New York Transportation Development Corp. Rev
520,000	5.00%, 08/01/2018	551,247
	Newburth, NY, GO
610,000	5.00%, 06/15/2017	629,538
645,000	5.00%, 06/15/2018	688,737
	Town of Oyster Bay NY
265,000	3.00%, 03/01/2021	275,825
155,000	4.00%, 11/01/2022	166,830
	Ulster County, NY, Capital Resource Corp. Rev
575,000	0.00%, 09/15/2044(1)(5)	522,571

		16,181,300

	Ohio - 2.8%
	City of Cleveland, OH, Airport System Rev
355,000	5.00%, 01/01/2022(4)	417,008
325,000	5.00%, 01/01/2023(4)	380,685
	Cuyahoga, OH, Community College Dist
1,200,000	5.00%, 08/01/2027	1,375,128
	Dayton, OH, City School Dist GO
2,000,000	5.00%, 11/01/2027	2,589,760

		4,762,581

	Oklahoma - 1.4%
	Norman, OK, Regional Hospital Auth Rev
2,310,000	5.25%, 09/01/2019	2,415,983

	Other U.S. Territories - 2.3%
	Guam Government Business Privilege Tax Rev
1,500,000	5.00%, 01/01/2027	1,658,565
	Guam Government Power Auth Rev
1,000,000	5.00%, 10/01/2023	1,176,400
	Puerto Rico Electric Power Auth
1,130,000	5.25%, 07/01/2027	757,100
	Puerto Rico Highway & Transportation Auth
380,000	4.95%, 07/01/2026	387,558

		3,979,623

	Pennsylvania - 5.5%
	Commonwealth FA
1,000,000	5.00%, 06/01/2026	1,212,790
	Montgomery County, PA, Higher Education and Health
1,000,000	5.00%, 10/01/2023	1,194,050
	Pennsylvania State Turnpike Commission Rev
200,000	5.00%, 12/01/2027	249,846
665,000	6.00%, 06/01/2028	730,429
	Pennsylvania State, PA, GO
750,000	5.00%, 08/15/2023	912,300
	Philadelphia, PA, GO
1,000,000	5.25%, 08/01/2019	1,123,810
	Philadelphia, PA, School Dist GO
200,000	5.25%, 09/01/2023	220,458
	Pittsburgh, PA, School Dist GO
1,570,000	5.00%, 09/01/2021	1,845,237
750,000	5.00%, 09/01/2023	883,905

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Susquehanna Area Regional Airport Auth
$ 1,000,000	5.00%, 01/01/2018	$1,043,730

		9,416,555

	Rhode Island - 2.2%
	Cranston, RI, GO
1,410,000	5.00%, 07/01/2018	1,522,927
	Rhode Island Health & Educational Bldg Corp.
1,215,000	5.00%, 05/15/2018	1,292,638
800,000	5.00%, 05/15/2027	977,280

		3,792,845

	South Carolina - 0.7%
	South Carolina St Jobs-Econ DA Rev
1,000,000	5.25%, 08/01/2024	1,220,640

	South Dakota - 0.3%
	South Dakota State Health & Educational FA
415,000	5.00%, 11/01/2029	499,042

	Texas - 7.9%
	Dallas, TX, Area Rapid Transit Sales Tax Rev
1,000,000	5.00%, 12/01/2030	1,257,980
	Dallas-Fort Worth, TX, International Airport Rev
750,000	5.00%, 11/01/2023	867,240
	Grapevine-Colleyville Independent School Dist GO, TX
1,500,000	5.00%, 08/15/2027	1,909,995
	Harris County - Houston, TX
250,000	5.00%, 11/15/2032	294,037
	Houston, TX, Utility System Rev
2,000,000	6.00%, 11/15/2036	2,291,359
	New Hope Cultural Education Facilities Finance Corp.
1,000,000	5.00%, 11/01/2031(4)	1,154,160
	North Texas Tollway Auth Rev
1,000,000	5.00%, 01/01/2030	1,198,050
370,000	6.00%, 01/01/2025	397,595
	San Antonio, TX, Water Rev
325,000	5.00%, 05/15/2031	409,588
	Tarrant County, TX, Cultural Education Fac
305,000	3.88%, 11/15/2020	308,605
550,000	5.00%, 10/01/2034	635,107
1,000,000	6.25%, 11/15/2029	1,125,240
	Texas State Municipal Gas Acquisition & Supply Corp.
1,000,000	5.25%, 12/15/2017	1,055,700
	Texas State Transportation Commission Turnpike System
550,000	5.00%, 08/15/2032	653,471

		13,558,127

	Vermont - 0.4%
	Vermont State Econ DA Waste
600,000	4.75%, 04/01/2036(1)(2)	622,146

	Virginia - 0.3%
	Virginia State Resources Auth Infrastructure
500,000	5.00%, 11/01/2024	548,395

	Washington - 3.5%
	FYI Properties, WA, Lease Rev
2,285,000	5.50%, 06/01/2034	2,573,001
	Washington State Health Care Fac Auth Rev
590,000	5.00%, 01/01/2026	733,258
1,820,000	5.00%, 03/01/2029	2,195,812
	Washington State Housing Finance Commission
550,000	6.50%, 07/01/2030(1)	589,903

		6,091,974

	West Virginia - 0.9%
	West Virginia State Econ DA Solid Waste Disposal Fac
1,500,000	2.25%, 01/01/2041(2)	1,501,170

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Wisconsin - 2.6%
	Milwaukee County, WI, Airport Rev
$ 1,705,000	5.00%, 12/01/2024		$2,044,278
	Wisconsin State
125,000	5.75%, 05/01/2033		141,286
865,000	6.00%, 05/01/2036		984,059
	Wisconsin State Health & Educational Fac Auth Rev
1,000,000	5.00%, 11/15/2027		1,246,070

			4,415,693

	Total Municipal Bonds (cost $159,768,353)		170,006,176

	Total Long-Term Investments (cost $159,768,353)		170,006,176

Short-Term Investments - 3.5%
	Other Investment Pools & Funds - 3.5%
5,927,671	JP Morgan Tax Free Money Market Fund		5,927,671

	Total Short-Term Investments (cost $5,927,671)		5,927,671

	Total Investments (cost $165,696,024)^	102.2%	$175,933,847
	Other Assets and Liabilities	(2.2)%	(3,720,140)

	Total Net Assets	100.0%	$172,213,707

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$11,578,239
Unrealized Depreciation	(1,340,416)

Net Unrealized Appreciation	$10,237,823

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $5,990,398, which represents 3.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2016.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,533,617 at July 31, 2016.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2016

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.53% Fixed	CPURNSA	USD	3,335,000	03/03/17	$—	$—	$(29,008)	$(29,008)
BCLY	1.64% Fixed	CPURNSA	USD	3,700,000	01/15/20	—	—	(77,156)	(77,156)
BCLY	1.86% Fixed	CPURNSA	USD	3,600,000	01/15/20	—	—	(145,696)	(145,696)
BCLY	2.11% Fixed	CPURNSA	USD	7,550,000	01/15/19	—	—	(397,437)	(397,437)
BCLY	2.79% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	(1,001,261)	(1,001,261)
BCLY	2.98% Fixed	CPURNSA	USD	5,750,000	03/08/26	—	—	(1,416,496)	(1,416,496)
BNP	1.07% Fixed	CPURNSA	USD	6,275,000	02/03/17	—	—	(16,273)	(16,273)
BNP	1.53% Fixed	CPURNSA	USD	5,425,000	01/15/18	—	—	(136,276)	(136,276)
BNP	1.59% Fixed	CPURNSA	USD	22,263,000	07/15/21	—	—	(90,554)	(90,554)
BNP	1.69% Fixed	CPURNSA	USD	4,850,000	01/15/23	—	—	(33,100)	(33,100)
BOA	1.62% Fixed	CPURNSA	USD	8,639,000	07/15/21	—	—	(46,022)	(46,022)
BOA	2.45% Fixed	CPURNSA	USD	7,800,000	03/22/17	—	—	(524,010)	(524,010)
CBK	2.03% Fixed	CPURNSA	USD	1,185,000	06/01/25	—	—	(53,239)	(53,239)
CBK	2.33% Fixed	CPURNSA	USD	525,000	04/15/18	—	—	(32,402)	(32,402)
CBK	2.45% Fixed	CPURNSA	USD	950,000	11/07/34	—	—	(153,854)	(153,854)
DEUT	1.46% Fixed	CPURNSA	USD	6,785,000	03/02/17	—	—	(50,616)	(50,616)
DEUT	1.48% Fixed	CPURNSA	USD	3,155,000	03/02/17	—	—	(24,705)	(24,705)
DEUT	1.55% Fixed	CPURNSA	USD	5,020,000	09/02/20	—	—	(43,665)	(43,665)
DEUT	1.86% Fixed	CPURNSA	USD	1,475,000	12/02/24	—	—	(35,995)	(35,995)
DEUT	1.95% Fixed	CPURNSA	USD	1,985,000	08/04/25	—	—	(74,503)	(74,503)
DEUT	1.96% Fixed	CPURNSA	USD	7,450,000	11/12/19	—	—	(300,292)	(300,292)
DEUT	2.02% Fixed	CPURNSA	USD	1,850,000	12/11/24	—	—	(110,864)	(110,864)
DEUT	2.48% Fixed	CPURNSA	USD	2,300,000	07/15/23	—	—	(273,231)	(273,231)
JPM	1.76% Fixed	CPURNSA	USD	12,288,000	07/15/23	—	—	(87,772)	(87,772)
JPM	1.80% Fixed	CPURNSA	USD	5,080,000	11/03/25	—	—	(91,139)	(91,139)
JPM	2.33% Fixed	CPURNSA	USD	7,000,000	09/30/21	—	—	(724,735)	(724,735)
JPM	2.75% Fixed	CPURNSA	USD	1,075,000	03/03/21	—	—	(153,765)	(153,765)
MSC	2.60% Fixed	CPURNSA	USD	1,525,000	08/09/23	—	—	(201,320)	(201,320)

Total						$—	$—	$(6,325,386)	$(6,325,386)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
OTC	Over-the-Counter

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
Rev	Revenue
USD	United School District

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Municipal Bonds	$170,006,176	$—	$170,006,176	$—
Short-Term Investments	5,927,671	5,927,671	—	—

Total	$175,933,847	$5,927,671	$170,006,176	$—

Liabilities
Swaps - Interest Rate(2)	$(6,325,386)	$—	$(6,325,386)	$—

Total	$(6,325,386)	$—	$(6,325,386)	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Small Cap Growth Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Automobiles & Components - 1.8%
33,323	Cooper Tire & Rubber Co.	$1,099,326
8,454	Cooper-Standard Holding, Inc.*	744,375
199,358	Tenneco, Inc.*	11,267,714
47,414	Visteon Corp.	3,323,247

		16,434,662

	Banks - 3.4%
19,416	Banc of California, Inc.	430,647
257,909	EverBank Financial Corp.	4,632,046
127,620	FCB Financial Holdings, Inc. Class A*	4,462,871
244,505	First Merchants Corp.	6,406,031
124,980	Great Western Bancorp, Inc.	4,145,587
376,340	MGIC Investment Corp.*	2,705,885
94,010	Sandy Spring Bancorp, Inc.	2,805,258
324,860	Sterling BanCorp.	5,486,885

		31,075,210

	Capital Goods - 9.0%
190,670	AAON, Inc.	5,048,942
26,900	Aegion Corp.*	551,988
165,266	Altra Industrial Motion Corp.	4,693,554
69,937	American Woodmark Corp.*	5,191,424
9,100	Apogee Enterprises, Inc.	425,425
93,632	Armstrong World Industries, Inc.*	3,976,551
123,121	Astronics Corp.*	4,711,841
116,736	AZZ, Inc.	7,246,971
23,470	Comfort Systems USA, Inc.	713,019
49,625	Continental Building Products, Inc.*	1,163,706
17,653	Encore Wire Corp.	662,517
7,400	EnerSys	461,390
35,675	Esterline Technologies Corp.*	2,170,110
168,795	Generac Holdings, Inc.*	6,378,763
21,700	Global Brass & Copper Holdings, Inc.	614,544
12,100	Greenbrier Cos., Inc.	397,243
113,990	Heico Corp. Class A	6,573,803
19,351	Hyster-Yale Materials Handling, Inc.	1,234,400
52,160	Lennox International, Inc.	8,178,688
11,768	Lydall, Inc.*	525,794
59,860	Manitowoc Foodservice, Inc.*	1,097,832
17,804	MasTec, Inc.*	435,308
129,366	Meritor, Inc.*	1,084,087
40,500	MRC Global, Inc.*	535,815
81,777	SiteOne Landscape Supply, Inc.*	3,176,219
62,204	TASER International, Inc.*	1,801,428
56,040	Teledyne Technologies, Inc.*	5,884,200
44,684	Toro Co.	4,108,694
35,711	Trex Co., Inc.*	1,731,983
6,750	Universal Forest Products, Inc.	729,810
70,023	Wabash National Corp.*	1,013,933

		82,519,982

	Commercial & Professional Services - 4.4%
24,324	Brink’s Co.	798,314
5,500	CEB, Inc.	330,220
125,084	Deluxe Corp.	8,454,427
158,560	Exponent, Inc.	8,056,434
65,346	GP Strategies Corp.*	1,369,652
41,330	Herman Miller, Inc.	1,354,384
93,291	Huron Consulting Group, Inc.*	5,734,598
14,792	Insperity, Inc.	1,161,024
154,535	On Assignment, Inc.*	5,710,068
15,371	Quad/Graphics, Inc.	389,809
59,623	RPX Corp.*	600,404
17,504	TriNet Group, Inc.*	379,662

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

2,714	UniFirst Corp.	$317,212
96,545	WageWorks, Inc.*	5,967,446

		40,623,654

	Consumer Durables & Apparel - 3.8%
103,749	G-III Apparel Group Ltd.*	4,153,072
6,721	Helen of Troy Ltd.*	669,479
17,930	iRobot Corp.*	679,906
324,727	Kate Spade & Co.*	7,043,329
50,938	Smith & Wesson Holding Corp.*	1,500,124
216,264	Steven Madden Ltd.*	7,573,565
15,711	Sturm Ruger & Co., Inc.	1,068,348
153,080	TopBuild Corp.*	5,780,301
117,752	Vista Outdoor, Inc.*	5,893,487

		34,361,611

	Consumer Services - 5.4%
23,700	American Public Education, Inc.*	678,768
6,236	BJ’s Restaurants, Inc.*	242,206
370,733	Bloomin’ Brands, Inc.	6,665,779
86,946	Brinker International, Inc.	4,098,635
21,391	Capella Education Co.	1,280,679
192,369	Del Frisco’s Restaurant Group, Inc.*	2,870,146
33,000	DeVry Education Group, Inc.	734,910
15,720	Domino’s Pizza, Inc.	2,315,556
119,332	Dunkin’ Brands Group, Inc.	5,406,933
19,094	Grand Canyon Education, Inc.*	803,094
409,929	La Quinta Holdings, Inc.*	5,070,822
35,000	LifeLock, Inc.*	585,550
87,318	Marriott Vacations Worldwide Corp.	6,662,363
77,698	Papa John’s International, Inc.	5,745,767
19,531	Sonic Corp.	525,579
18,000	Strayer Education, Inc.*	822,960
23,471	Weight Watchers International, Inc.*	280,009
166,789	Wingstop, Inc.	4,336,514

		49,126,270

	Diversified Financials - 1.3%
38,000	BGC Partners, Inc. Class A	337,060
133,995	Evercore Partners, Inc. Class A	6,789,527
34,008	Green Dot Corp. Class A*	822,993
78,614	KCG Holdings, Inc. Class A*	1,189,430
12,295	MarketAxess Holdings, Inc.	1,987,610
30,638	Waddell & Reed Financial, Inc. Class A	559,450

		11,686,070

	Energy - 1.2%
57,800	Bill Barrett Corp.*	345,066
8,300	Carrizo Oil & Gas, Inc.*	272,240
55,134	CVR Energy, Inc.	815,983
131,020	PBF Energy, Inc. Class A	2,926,987
62,277	Pioneer Energy Services Corp.*	196,173
15,558	REX American Resources Corp.*	1,023,716
128,423	RSP Permian, Inc.*	4,616,807
47,800	Sanchez Energy Corp.*	303,052
43,370	Western Refining, Inc.	904,264

		11,404,288

	Food & Staples Retailing - 1.8%
52,758	Casey’s General Stores, Inc.	7,045,303
6,470	Ingles Markets, Inc. Class A	251,230
247,181	Natural Grocers by Vitamin Cottage, Inc.*	3,383,908
76,150	PriceSmart, Inc.	5,930,562

		16,611,003

	Food, Beverage & Tobacco - 1.9%
23,151	Cal-Maine Foods, Inc.	970,027
55,848	Dean Foods Co.	1,030,954

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

6,287	Fresh Del Monte Produce, Inc.	$357,416
42,300	Pilgrim’s Pride Corp.	983,475
80,009	Post Holdings, Inc.*	6,934,380
8,073	Sanderson Farms, Inc.	707,114
58,720	TreeHouse Foods, Inc.*	6,059,317

		17,042,683

	Health Care Equipment & Services - 10.3%
79,025	Acadia Healthcare Co., Inc.*	4,464,913
5,000	Amedisys, Inc.*	267,750
125,290	Anika Therapeutics, Inc.*	6,254,477
14,285	Atrion Corp.	6,811,088
10,155	Chemed Corp.	1,494,207
117,030	Cynosure, Inc. Class A*	6,431,969
50,908	DexCom, Inc.*	4,695,245
324,971	Globus Medical, Inc. Class A*	7,458,085
40,549	HMS Holdings Corp.*	806,114
60,756	ICU Medical, Inc.*	7,093,871
64,865	LivaNova plc*	3,376,223
20,500	Magellan Health, Inc.*	1,403,635
36,443	Masimo Corp.*	1,930,386
15,236	Medidata Solutions, Inc.*	809,793
19,600	Meridian Bioscience, Inc.	379,456
109,501	Natus Medical, Inc.*	4,306,674
176,075	Omnicell, Inc.*	6,810,581
140,537	Quality Systems, Inc.	1,725,794
7,600	Surgical Care Affiliates, Inc.*	395,276
115,911	Team Health Holdings, Inc.*	4,733,805
48,600	Triple-S Management Corp. Class B*	1,207,710
80,640	U.S. Physical Therapy, Inc.	4,807,757
162,214	Vascular Solutions, Inc.*	7,440,756
83,323	WellCare Health Plans, Inc.*	8,898,896

		94,004,461

	Household & Personal Products - 0.2%
15,413	Medifast, Inc.	542,846
6,400	Usana Health Sciences, Inc.*	878,848

		1,421,694

	Insurance - 1.8%
59,533	Ambac Financial Group, Inc.*	1,082,310
122,275	AMERISAFE, Inc.	7,156,756
47,625	Greenlight Capital Re Ltd. Class A*	982,504
142,550	James River Group Holdings Ltd.	4,798,233
84,453	Maiden Holdings Ltd.	1,179,808
94,800	MBIA, Inc.*	800,112
31,731	Universal Insurance Holdings, Inc.	689,832

		16,689,555

	Materials - 4.8%
6,175	AEP Industries, Inc.	496,840
192,031	Boise Cascade Co.*	5,217,482
26,479	Clearwater Paper Corp.*	1,665,794
65,300	Cliffs Natural Resources, Inc.*	516,523
496,990	Graphic Packaging Holding Co.	6,778,944
370,593	Headwaters, Inc.*	7,371,095
16,800	Innospec, Inc.	844,536
23,600	Koppers Holdings, Inc.*	746,232
478,290	OMNOVA Solutions, Inc.*	4,529,406
198,302	PolyOne Corp.	6,954,451
87,566	Silgan Holdings, Inc.	4,341,522
17,873	Stepan Co.	1,149,413
22,806	Trinseo S.A.	1,135,511
20,096	U.S. Concrete, Inc.*	1,296,192
23,364	Worthington Industries, Inc.	1,035,259

		44,079,200

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

	Media - 0.1%
28,600	MDC Partners, Inc. Class A	$364,936
38,032	MSG Networks, Inc. Class A*	610,414
12,214	Sinclair Broadcast Group, Inc. Class A	339,793

		1,315,143

	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
120,360	Acorda Therapeutics, Inc.*	3,042,701
39,746	Aduro Biotech, Inc.*	583,471
214,992	Aerie Pharmaceuticals, Inc.*	3,730,111
40,606	Agios Pharmaceuticals, Inc.*	1,836,609
170,650	Alder Biopharmaceuticals, Inc.*	5,477,865
257,510	Amicus Therapeutics, Inc.*	1,730,467
291,140	Aratana Therapeutics, Inc.*	2,209,753
125,120	ARIAD Pharmaceuticals, Inc.*	1,189,891
27,192	BioSpecifics Technologies Corp.*	1,101,276
62,120	Bluebird Bio, Inc.*	3,552,022
22,135	Cambrex Corp.*	1,160,095
189,559	Cepheid*	6,697,119
167,935	Coherus Biosciences, Inc.*	4,263,870
13,016	Cytokinetics, Inc.*	144,738
54,078	Emergent Biosolutions, Inc.*	1,805,664
240,800	Exelixis, Inc.*	2,210,544
48,236	FibroGen, Inc.*	922,755
143,112	Five Prime Therapeutics, Inc.*	7,254,347
147,230	Flexion Therapeutics, Inc.*	2,438,129
123,760	GlycoMimetics, Inc.*	1,033,396
82,067	ImmunoGen, Inc.*	228,146
22,824	Impax Laboratories, Inc.*	717,130
27,169	INC Research Holdings, Inc. Class A*	1,209,292
86,357	Innoviva, Inc.	1,111,415
48,708	Insys Therapeutics, Inc.*	762,280
171,130	Intersect ENT, Inc.*	2,710,699
147,290	Ironwood Pharmaceuticals, Inc.*	2,081,208
76,677	Lexicon Pharmaceuticals, Inc.*	1,251,369
46,671	Luminex Corp.*	1,000,160
135,430	Medicines Co.*	5,296,667
55,298	Myriad Genetics, Inc.*	1,713,132
94,473	Neurocrine Biosciences, Inc.*	4,745,379
621,746	Novavax, Inc.*	4,551,181
75,308	Ophthotech Corp.*	4,837,786
191,387	Otonomy, Inc.*	2,748,317
128,854	PAREXEL International Corp.*	8,613,890
410,943	PDL Biopharma, Inc.	1,446,519
26,998	Pfenex, Inc.*	217,874
132,010	Portola Pharmaceuticals, Inc.*	3,426,980
33,489	PRA Health Sciences, Inc.*	1,553,220
27,891	Prestige Brands Holdings, Inc.*	1,492,168
123,399	PTC Therapeutics, Inc.*	736,692
141,766	Relypsa, Inc.*	4,528,006
39,600	Sangamo BioSciences, Inc.*	250,668
10,100	Seres Therapeutics, Inc.*	110,494
142,280	Spectrum Pharmaceuticals, Inc.*	977,464
63,895	Supernus Pharmaceuticals, Inc.*	1,419,747
68,725	TESARO, Inc.*	6,407,919
65,886	Ultragenyx Pharmaceutical, Inc.*	4,169,266
142,878	ZIOPHARM Oncology, Inc.*	694,387

		123,394,278

	Real Estate - 2.8%
30,881	Altisource Portfolio Solutions S.A. REIT*	718,292
58,746	CareTrust, Inc. REIT	848,880
119,949	Coresite Realty Corp. REIT	9,899,391
11,000	CubeSmart REIT	326,810
7,366	Education Realty Trust, Inc. REIT	354,599
176,525	HFF, Inc. Class A REIT	4,979,770
16,100	Pennsylvania REIT	409,584

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

15,880	Physicians Realty Trust REIT	$344,914
3,134	PS Business Parks, Inc. REIT	347,529
25,700	RLJ Lodging Trust REIT	610,118
326,630	Sunstone Hotel Investors, Inc. REIT	4,344,179
14,300	Urban Edge Properties REIT	427,713
136,693	WP Glimcher, Inc. REIT	1,733,267

		25,345,046

	Retailing - 5.2%
96,800	American Eagle Outfitters, Inc.	1,734,656
11,809	Big Lots, Inc.	628,003
20,884	Buckle, Inc.	572,013
109,444	Burlington Stores, Inc.*	8,373,560
7,741	Cato Corp. Class A	276,896
25,839	Chico’s FAS, Inc.	310,326
15,800	Children’s Place, Inc.	1,320,564
130,888	Core-Mark Holding Co., Inc.	6,408,276
150,725	DSW, Inc. Class A	3,656,588
34,471	Express, Inc.*	515,686
107,175	Five Below, Inc.*	5,466,997
55,346	Francescas Holding Corp.*	703,448
14,306	GNC Holdings, Inc. Class A	291,985
8,285	Hibbett Sports, Inc.*	289,312
119,162	HSN, Inc.	6,096,328
46,746	Liberty TripAdvisor Holdings, Inc. Class A*	1,106,478
69,596	Monro Muffler Brake, Inc.	4,358,102
14,133	Ollie’s Bargain Outlet Holdings, Inc.*	369,437
21,300	Outerwall, Inc.	1,121,658
28,600	Overstock.com, Inc.*	466,180
15,400	PetMed Express, Inc.	319,242
85,025	Pier 1 Imports, Inc.	435,328
47,800	Select Comfort Corp.*	1,140,508
7,200	Shutterfly, Inc.*	382,968
23,300	Tailored Brands, Inc.	341,345
49,222	Tile Shop Holdings, Inc.*	839,235
7,227	Wayfair, Inc. Class A*	314,375

		47,839,494

	Semiconductors & Semiconductor Equipment - 2.8%
47,196	Advanced Energy Industries, Inc.*	1,921,821
12,428	Ambarella, Inc.*	720,575
113,463	Cirrus Logic, Inc.*	5,513,167
253,946	Integrated Device Technology, Inc.*	5,584,273
75,647	Kulicke & Soffa Industries, Inc.*	950,126
58,507	MaxLinear, Inc. Class A*	1,276,038
149,853	MKS Instruments, Inc.	6,845,285
17,697	Synaptics, Inc.*	919,359
62,783	Tessera Technologies, Inc.	2,017,846

		25,748,490

	Software & Services - 17.6%
64,931	Aspen Technology, Inc.*	2,719,960
27,190	Blackbaud, Inc.	1,817,652
135,942	Bottomline Technologies de, Inc.*	2,869,736
44,150	CACI International, Inc. Class A*	4,208,820
226,279	Cardtronics plc Class A*	9,954,013
73,835	Cass Information Systems, Inc.	3,837,205
123,288	comScore, Inc.*	3,199,324
31,258	Convergys Corp.	833,026
55,309	CSG Systems International, Inc.	2,226,740
194,182	EarthLink Holdings Corp.	1,316,554
7,918	Ellie Mae, Inc.*	729,327
220,213	Envestnet, Inc.*	8,405,530
58,081	EPAM Systems, Inc.*	4,079,609
478,813	Everyday Health, Inc.*	3,907,114
157,399	Exlservice Holdings, Inc.*	7,792,824
74,775	Fair Isaac Corp.	9,469,506

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

354,861	Five9, Inc.*	$4,474,797
94,770	Fleetmatics Group plc*	4,071,319
32,554	Gigamon, Inc.*	1,520,923
109,830	Guidewire Software, Inc.*	6,751,250
93,736	HubSpot, Inc.*	5,117,048
113,049	j2 Global, Inc.	7,556,195
86,739	Manhattan Associates, Inc.*	5,035,199
100,977	MAXIMUS, Inc.	5,949,565
70,014	MeetMe, Inc.*	450,190
4,426	MicroStrategy, Inc. Class A*	774,063
33,809	NeuStar, Inc. Class A*	851,649
19,200	NIC, Inc.	447,744
108,007	Paycom Software, Inc.*	5,099,010
112,597	PTC, Inc.*	4,473,479
70,113	Q2 Holdings, Inc.*	2,080,954
35,400	Rovi Corp.*	665,874
27,773	Shutterstock, Inc.*	1,530,015
57,955	Sykes Enterprises, Inc.*	1,778,639
5,395	Syntel, Inc.*	244,447
115,533	Take-Two Interactive Software, Inc.*	4,642,116
48,948	Tyler Technologies, Inc.*	7,979,503
124,712	Verint Systems, Inc.*	4,398,592
73,689	WebMD Health Corp.*	4,495,766
60,990	WEX, Inc.*	5,713,543
56,447	Wix.com Ltd.*	2,009,513
168,630	Zendesk, Inc.*	5,099,371

		160,577,704

	Technology Hardware & Equipment - 2.9%
37,500	3D Systems Corp.*	502,125
21,570	Belden, Inc.	1,579,140
31,002	Cray, Inc.*	978,423
42,130	ePlus, Inc.*	3,543,554
53,930	FEI Co.	5,739,231
40,769	Ixia*	468,844
19,488	NETGEAR, Inc.*	1,002,268
127,340	NetScout Systems, Inc.*	3,562,973
7,840	Plantronics, Inc.	378,202
63,610	Rogers Corp.*	4,353,468
22,900	Sanmina Corp.*	580,286
8,700	Tech Data Corp.*	677,991
42,651	Ubiquiti Networks, Inc.*	1,907,353
6,510	Universal Display Corp.*	461,168
25,800	Vishay Intertechnology, Inc.	343,914

		26,078,940

	Telecommunication Services - 0.7%
21,900	IDT Corp. Class B	334,194
35,476	Inteliquent, Inc.	729,032
238,390	ORBCOMM, Inc.*	2,524,550
419,510	Vonage Holdings Corp.*	2,487,694

		6,075,470

	Transportation - 2.1%
5,586	Alaska Air Group, Inc.	375,491
7,756	Allegiant Travel Co.	1,006,496
204,377	Celadon Group, Inc.	1,688,154
60,597	Genesee & Wyoming, Inc. Class A*	3,923,656
43,000	Hawaiian Holdings, Inc.*	1,957,790
233,055	Knight Transportation, Inc.	6,952,030
132,726	Marten Transport Ltd.	2,873,518

		18,777,135

	Total Common Stocks (cost $814,362,578)	902,232,043

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Exchange Traded Funds - 0.8%
	Other Investment Pools & Funds - 0.8%
50,890	iShares Russell 2000 Growth ETF		$7,403,477

	Total Exchange Traded Funds (cost $6,934,277)		7,403,477

Warrants - 0.0%
	Diversified Financials - 0.0%
1,613	Emergent Capital, Inc. Expires 4/11/19*(1)		—

	Total Warrants (cost $—)		—

	Total Long-Term Investments (cost $821,296,855)		909,635,520

Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
1,518,563	BlackRock Liquidity Funds TempFund Portfolio		1,518,563
4,347,438	Federated Prime Obligations Fund		4,347,438

	Total Short-Term Investments (cost $5,866,001)		5,866,001

	Total Investments (cost $827,162,856)^	100.3%	$915,501,521
	Other Assets and Liabilities	(0.3)%	(2,544,342)

	Total Net Assets	100.0%	$912,957,179

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$159,522,407
Unrealized Depreciation	(71,183,742)

Net Unrealized Appreciation	$88,338,665

*	Non-income producing.
(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
04/2016	1,613	Emergent Capital, Inc. Warrants	$—

At July 31, 2016, the aggregate value of these securities was $0, which represents 0.0% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$16,434,662	$16,434,662	$—	$—
Banks	31,075,210	31,075,210	—	—
Capital Goods	82,519,982	82,519,982	—	—
Commercial & Professional Services	40,623,654	40,623,654	—	—
Consumer Durables & Apparel	34,361,611	34,361,611	—	—
Consumer Services	49,126,270	49,126,270	—	—
Diversified Financials	11,686,070	11,686,070	—	—
Energy	11,404,288	11,404,288	—	—
Food & Staples Retailing	16,611,003	16,611,003	—	—
Food, Beverage & Tobacco	17,042,683	17,042,683	—	—
Health Care Equipment & Services	94,004,461	94,004,461	—	—
Household & Personal Products	1,421,694	1,421,694	—	—
Insurance	16,689,555	16,689,555	—	—
Materials	44,079,200	44,079,200	—	—
Media	1,315,143	1,315,143	—	—
Pharmaceuticals, Biotechnology & Life Sciences	123,394,278	123,394,278	—	—
Real Estate	25,345,046	25,345,046	—	—
Retailing	47,839,494	47,839,494	—	—
Semiconductors & Semiconductor Equipment	25,748,490	25,748,490	—	—
Software & Services	160,577,704	160,577,704	—	—
Technology Hardware & Equipment	26,078,940	26,078,940	—	—
Telecommunication Services	6,075,470	6,075,470	—	—
Transportation	18,777,135	18,777,135	—	—
Exchange Traded Funds	7,403,477	7,403,477	—	—
Warrants	—	—	—	—
Short-Term Investments	5,866,001	5,866,001	—	—

Total	$915,501,521	$915,501,521	$—	$—

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Value Opportunities Fund
Schedule of Investments July 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.2%
	Banks - 8.1%
160,577	Citigroup, Inc.	$7,034,878
63,588	JP Morgan Chase & Co.	4,067,724
33,319	M&T Bank Corp.	3,817,025
70,997	PNC Financial Services Group, Inc.	5,867,902

		20,787,529

	Capital Goods - 3.3%
41,483	Eaton Corp. plc	2,630,437
46,331	Generac Holdings, Inc.*	1,750,848
237,200	Sanwa Holdings Corp.	2,466,235
4,909	Sulzer AG	498,422
19,681	WESCO International, Inc.*	1,097,019

		8,442,961

	Commercial & Professional Services - 1.4%
107,677	IHS Markit Ltd.*	3,740,699

	Consumer Durables & Apparel - 1.2%
11,454,000	Global Brands Group Holding Ltd.*	1,006,258
22,667	Ralph Lauren Corp.	2,223,406

		3,229,664

	Consumer Services - 2.4%
80,268	Las Vegas Sands Corp.	4,065,574
68,400	Melco Crown Entertainment Ltd. ADR	954,864
29,100	Norwegian Cruise Line Holdings Ltd.*	1,239,660

		6,260,098

	Diversified Financials - 2.1%
98,522	Raymond James Financial, Inc.	5,408,858
73,500	Solar Cayman Ltd.*(1)(2)(3)	18,375

		5,427,233

	Energy - 13.4%
86,870	Anadarko Petroleum Corp.	4,737,021
123,600	Cabot Oil & Gas Corp.	3,049,212
108,263	Canadian Natural Resources Ltd.	3,272,791
235,833	Cobalt International Energy, Inc.*	351,391
27,103	Diamondback Energy, Inc.*	2,379,372
5,800	Energen Corp.	274,804
99,456	Halliburton Co.	4,342,249
33,665	Helmerich & Payne, Inc.	2,086,220
21,900	Hess Corp.	1,174,935
59,878	HollyFrontier Corp.	1,522,099
199,372	Marathon Oil Corp.	2,719,434
16,335	National Oilwell Varco, Inc.	528,437
18,210	Pioneer Natural Resources Co.	2,960,400
97,685	QEP Resources, Inc.	1,777,867
178,318	Southwestern Energy Co.*	2,599,877
356,088	Trican Well Service Ltd.*	537,275

		34,313,384

	Food, Beverage & Tobacco - 1.4%
56,793	British American Tobacco plc	3,624,802

	Health Care Equipment & Services - 2.7%
96,000	Envision Healthcare Holdings, Inc.*	2,360,640
17,838	McKesson Corp.	3,470,561
17,400	MEDNAX, Inc.*	1,199,034

		7,030,235

	Household & Personal Products - 0.6%
57,100	Coty, Inc. Class A	1,534,277

	Insurance - 11.2%
77,853	American International Group, Inc.	4,238,317
94,894	Arthur J Gallagher & Co.	4,667,836

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

213,421	MetLife, Inc.	$9,121,614
122,121	Principal Financial Group, Inc.	5,694,502
32,387	Torchmark Corp.	2,003,784
88,856	Unum Group	2,968,679

		28,694,732

	Materials - 6.1%
21,300	Bemis Co., Inc.	1,087,152
22,381	Cabot Corp.	1,089,731
63,144	Celanese Corp. Series A	4,004,592
94,800	CF Industries Holdings, Inc.	2,339,664
135,580	Constellium N.V. Class A*	719,930
59,178	CRH plc	1,799,841
8,200	Monsanto Co.	875,514
47,080	Reliance Steel & Aluminum Co.	3,692,955

		15,609,379

	Media - 2.8%
41,000	John Wiley & Sons, Inc. Class A	2,365,700
152,205	SES S.A.	3,335,299
121,452	Sky plc	1,479,089

		7,180,088

	Pharmaceuticals, Biotechnology & Life Sciences - 13.8%
32,900	Alder Biopharmaceuticals, Inc.*	1,056,090
12,648	Allergan plc*	3,199,312
6,849	Biogen, Inc.*	1,985,731
72,772	Bristol-Myers Squibb Co.	5,444,073
59,600	Cepheid*	2,105,668
116,475	Merck & Co., Inc.	6,832,423
147,007	Mylan N.V.*	6,878,458
123,000	Novavax, Inc.*	900,360
3,000	Regeneron Pharmaceuticals, Inc.*	1,275,360
29,497	TESARO, Inc.*	2,750,300
57,500	Teva Pharmaceutical Industries Ltd. ADR	3,076,250

		35,504,025

	Real Estate - 6.4%
52,886	American Tower Corp. REIT	6,122,612
7,500	Boston Properties, Inc. REIT	1,065,975
129,661	Columbia Property Trust, Inc. REIT	3,150,763
181,700	Host Hotels & Resorts, Inc. REIT	3,223,358
92,000	STORE Capital Corp. REIT	2,869,480

		16,432,188

	Retailing - 0.3%
571,800	Allstar Co.*(1)(2)(3)	703,314

	Semiconductors & Semiconductor Equipment - 2.3%
16,500	Lam Research Corp.	1,481,205
26,029	Silicon Motion Technology Corp. ADR	1,345,699
46,900	Skyworks Solutions, Inc.	3,096,338

		5,923,242

	Software & Services - 2.3%
5,073	Alphabet, Inc. Class A*	4,014,468
48,600	Envestnet, Inc.*	1,855,062

		5,869,530

	Technology Hardware & Equipment - 5.8%
86,615	ARRIS International plc*	2,359,393
237,927	Cisco Systems, Inc.	7,263,911
2,297	Samsung Electronics Co., Ltd.	3,160,620
42,612	Western Digital Corp.	2,024,496

		14,808,420

	Telecommunication Services - 2.9%
54,963	T-Mobile US, Inc.*	2,546,985

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

88,299	Verizon Communications, Inc.		$4,892,648

			7,439,633

	Transportation - 3.4%
154,455	CSX Corp.		4,375,710
50,188	Genesee & Wyoming, Inc. Class A*		3,249,673
10,408	United Parcel Service, Inc. Class B		1,125,105

			8,750,488

	Utilities - 5.3%
129,946	Exelon Corp.		4,844,387
97,941	OGE Energy Corp.		3,150,762
88,306	PG&E Corp.		5,646,285

			13,641,434

	Total Common Stocks (cost $257,705,221)		254,947,355

	Total Long-Term Investments (cost $257,705,221)		254,947,355

Short-Term Investments - 0.6%
	Other Investment Pools & Funds - 0.6%
1,467,281	Federated Prime Obligations Fund		1,467,281

	Total Short-Term Investments (cost $1,467,281)		1,467,281

	Total Investments (cost $259,172,502)^	99.8%	$256,414,636
	Other Assets and Liabilities	0.2%	436,443

	Total Net Assets	100.0%	$256,851,079

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$23,999,991
Unrealized Depreciation	(26,757,857)

Net Unrealized Depreciation	$(2,757,866)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2016, the aggregate value of these securities was $721,689, which represents 0.3% of total net assets.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	571,800	Allstar Co.	$248,744
03/2007	73,500	Solar Cayman Ltd.	21,542

			$270,286

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

At July 31, 2016, the aggregate value of these securities was $721,689, which represents 0.3% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2016, the aggregate fair value of these securities was $721,689, which represents 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at July 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	09/21/16	CBA	$2,578,675	$2,544,551	$34,124
GBP	Sell	09/21/16	JPM	1,748,816	1,598,843	149,973

Total						$184,097

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBA	Commonwealth Bank of Australia
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$20,787,529	$20,787,529	$—	$—
Capital Goods	8,442,961	5,478,304	2,964,657	—
Commercial & Professional Services	3,740,699	3,740,699	—	—
Consumer Durables & Apparel	3,229,664	2,223,406	1,006,258	—
Consumer Services	6,260,098	6,260,098	—	—
Diversified Financials	5,427,233	5,408,858	—	18,375
Energy	34,313,384	34,313,384	—	—
Food, Beverage & Tobacco	3,624,802	—	3,624,802	—
Health Care Equipment & Services	7,030,235	7,030,235	—	—
Household & Personal Products	1,534,277	1,534,277	—	—
Insurance	28,694,732	28,694,732	—	—
Materials	15,609,379	13,809,538	1,799,841	—
Media	7,180,088	2,365,700	4,814,388	—
Pharmaceuticals, Biotechnology & Life Sciences	35,504,025	35,504,025	—	—
Real Estate	16,432,188	16,432,188	—	—
Retailing	703,314	—	—	703,314
Semiconductors & Semiconductor Equipment	5,923,242	5,923,242	—	—
Software & Services	5,869,530	5,869,530	—	—
Technology Hardware & Equipment	14,808,420	11,647,800	3,160,620	—
Telecommunication Services	7,439,633	7,439,633	—	—
Transportation	8,750,488	8,750,488	—	—
Utilities	13,641,434	13,641,434	—	—
Short-Term Investments	1,467,281	1,467,281	—	—
Foreign Currency Contracts(2)	184,097	—	184,097	—

Total	$256,598,733	$238,322,381	$17,554,663	$721,689

(1) For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2016:

	Common Stocks	Total

Beginning balance	$336,789	$336,789

Purchases	-	-

Sales	-	-

Accrued discounts/(premiums)	-	-

Total realized gain/(loss)	-	-

Net change in unrealized appreciation/depreciation	384,900	384,900

Transfers into Level 3 (1)	-	-

Transfers out of Level 3 (1)	-	-

Ending balance	$721,689	$721,689

The	change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2016 was $384,900.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

a)    Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) July 31, 2016 (Unaudited)

b)    Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

c)          Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: September 29, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 29, 2016	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller